Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2014
Postemployment Benefits [Abstract]
Activity under the incentive and non-qualified stock option plans
The following is a summary of the activity under the Company’s incentive and non-qualified stock option plans for the years ended December 31, 2014 and 2013 and the nine months ended December 31, 2012:

	For the Years Ended December 31,				For the Nine Months Ended December 31,
	2014		2013		2012
	Shares	Weighted Avg. Exercise Price	Shares	Weighted Avg. Exercise Price	Shares	Weighted Avg. Exercise Price
Balance, Beginning of Period	61,500	$22.49	68,400	$22.63	72,900	$22.62
Options Granted	—	—	—	—	—	—
Options Exercised	—	—	—	—	—	—
Options Forfeited	14,000	22.74	6,900	23.87	4,500	22.58
Balance, End of Period	47,500	$22.41	61,500	$22.49	68,400	$22.63

Options Exercisable	34,300	$22.00	42,300	$22.03	43,800	$22.14
Weighted-Average Remaining Life Of Exercisable Options	1.1 years		1.3 years		1.8 years
Options Available For Grant	50,000		50,000		50,000

Options outstanding
At December 31, 2014, the Company had the following options outstanding:

Grant Date	Outstanding Options	Option Price	Expiration Date
01/01/05	18,000	$20.55	01/01/15
01/01/06	3,500	$23.91	01/01/16
08/24/06	3,500	$23.03	08/24/16
05/24/07	2,000	$24.34	05/24/17
07/09/07	1,000	$24.61	07/09/17
10/01/07	2,000	$24.28	10/01/17
01/01/08	13,000	$23.49	01/01/18
05/19/08	2,500	$22.91	05/19/18
07/01/08	2,000	$22.91	07/01/18